UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/00
Check here if Amendment []; Amendment Number: 1
This Amendment (Check only one.): [X] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Muhlenkamp & Company
Address: 3000 Stonewood Drive, Suite 310
Wexford, PA 15090

Form 13F File Number: 28-03447

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Jack Kunkle
Title:   Analyst
Phone: 724-935-5520, Ext: 116

/s/ Jack Kunkle
July 29, 2004

Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 72
Form 13F Information Table Value Total: 332.751
(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
- ------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- ----
A T M I Inc.                   COM              00207r101     4656 199200.000SH      SOLE                        199200.000
AMR Corp.                      COM              001765106      458 14000.000SH       SOLE                         14000.000
Allegheny Technologies Inc.    COM              01741R102      736 40600.000SH       SOLE                         40600.000
American Woodmark Corp         COM              030506109     5165 261518.526SH      SOLE                        261518.526
Anadarko Petroleum Corp.       COM              032511107     3024 45500.000SH       SOLE                         45500.000
Applied Materials              COM              038222105     9060 152758.000SH      SOLE                        152758.000
Ark Best Corp.                 COM              040790107     8072 525000.000SH      SOLE                        525000.000
Avatex Corp CL A BB            COM                              10 27402.000SH       SOLE                         27402.000
BE Aerospace Inc               COM              073302101     6998 434000.000SH      SOLE                        434000.000
Beazer Homes USA Inc.          COM              07556Q105     2455 90100.000SH       SOLE                         90100.000
Calpine Corp.                  COM              131347106    21349 204542.000SH      SOLE                        204542.000
Centex Corp                    COM              152312104     3616 112550.000SH      SOLE                        112550.000
Chase Manhattan Crp            COM              16161A108     2419 52374.000SH       SOLE                         52374.000
Citigroup Inc.                 COM              173034109    16376 302903.898SH      SOLE                        302903.898
Citrix Sys Inc                 COM              177376100     4053 202000.000SH      SOLE                        202000.000
Coastal Corp.                  COM              190441105    15566 210002.454SH      SOLE                        210002.454
Computer Assoc Int'l           COM              204912109     3775 149862.000SH      SOLE                        149862.000
Conoco Inc CL A                COM              208251306    11537 441600.000SH      SOLE                        441600.000
Conseco Inc.                   COM              208464107     7414 972299.405SH      SOLE                        972299.405
Countrywide Credit Ind Inc     COM              222372104     2469 65412.944SH       SOLE                         65412.944
Crossman Communities           COM              22764e109     1508 76350.000SH       SOLE                         76350.000
D&K Healthcare                 COM              232861104     1145 94900.000SH       SOLE                         94900.000
DAL Title Int'l. Inc.          COM              23426R108     2566 205300.000SH      SOLE                        205300.000
Dana Corp                      COM              235811106      955 44400.000SH       SOLE                         44400.000
Del Webb Corp                  COM              947423109      624 22500.000SH       SOLE                         22500.000
Edwards, A. G.                 COM              281760108     1489 28461.000SH       SOLE                         28461.000
Fannie Mae                     COM              313586109     8978 125564.000SH      SOLE                        125564.000
Fidelity Nat'l Fin'l           COM              316326107     9615 388494.000SH      SOLE                        388494.000
Ford                           COM              345370860     9353 369494.877SH      SOLE                        369494.877
General Electric               COM              369604103      531 9201.000 SH       SOLE                          9201.000
Global Marine Inc New          COM              379352404      840 27200.000SH       SOLE                         27200.000
Graco Inc.                     COM              384109104     4251 131800.000SH      SOLE                        131800.000
Houston Exploration            COM              442120101     1361 53900.000SH       SOLE                         53900.000
Idex Corp                      COM              45167R104     2099 75125.000SH       SOLE                         75125.000
Igate Capital Corp.            COM              45169U105      645 120000.000SH      SOLE                        120000.000
Intel Corp                     COM              458140100     4680 112600.000SH      SOLE                        112600.000
International Business Machine COM              459200101      757 6732.000 SH       SOLE                          6732.000
Iomega Corp.                   COM              462030107       50 10000.000SH       SOLE                         10000.000
JLG Industries Inc.            COM              466210101     2618 214812.969SH      SOLE                        214812.969
Masco Corp                     COM              574599106     3449 185200.000SH      SOLE                        185200.000
Mastec Inc.                    COM              576323109     2605 83375.000SH       SOLE                         83375.000
Mellon Financial Corp.         COM              58551a108    10723 231217.175SH      SOLE                        231217.175
Merck & Company                COM              589331107      874 11746.000SH       SOLE                         11746.000
Meritage Corp.                 COM              59001A102     1423 78000.000SH       SOLE                         78000.000
Merrill Lynch                  COM              590188108    19782 299720.000SH      SOLE                        299720.000
Monaco Coach                   COM              60886R103      835 50600.000SH       SOLE                         50600.000
Morgan Stanley Dean Witter Dis COM              617446448    16649 182080.000SH      SOLE                        182080.000
NVR Inc.                       COM              62944t105     5613 69300.000SH       SOLE                         69300.000
National RV Holdings           COM              637277104     4392 436500.000SH      SOLE                        436500.000
Ocean Energy Inc.              COM              67481e106      201 13000.000SH       SOLE                         13000.000
Omni Energy Services           COM              68210T109      163 186400.000SH      SOLE                        186400.000
Orthodontic Centers AM         COM              68750P103     3878 116400.000SH      SOLE                        116400.000
Parker Hannifin Corp           COM              701094104      551 16319.000SH       SOLE                         16319.000
Philip Morris                  COM              718154107     1097 37280.000SH       SOLE                         37280.000
RTI International Metals Inc.  COM              74973w107     3942 273055.000SH      SOLE                        273055.000
Readers Digest Assoc.          COM              755267101      576 16300.000SH       SOLE                         16300.000
SCIOS Inc                      COM              808905103     1245 120000.000SH      SOLE                        120000.000
Salton                         COM              795757103    10626 328840.000SH      SOLE                        328840.000
Southdown Inc.                 COM              841297104     6249 87700.000SH       SOLE                         87700.000
Southwest SEC Inc.             COM              845224104    13670 467348.423SH      SOLE                        467348.423
Stanley Furniture              COM              854305208    11959 493150.000SH      SOLE                        493150.000
Superior Industries            COM              868168105     8089 269632.000SH      SOLE                        269632.000
Texas Industries Inc.          COM              882491103     9153 287142.099SH      SOLE                        287142.099
Visteon Corp.                  COM              92839u107     6799 449487.920SH      SOLE                        449487.920
Washington Mutual Inc.         COM              939322103     2124 53362.000SH       SOLE                         53362.000
Winnebago Inds. Inc.           COM              974637100      884 70700.000SH       SOLE                         70700.000
Federated Income TR            MUT              314199100      107 10650.000SH       SOLE                         10650.000
Federated Max-Cap #39          MUT              31420e106      615 21039.147SH       SOLE                         21039.147
Marsico Growth & Income        MUT              573012200      244 11703.695SH       SOLE                         11703.695
N & B Partners Neuberger       MUT              641224407      342 14225.477SH       SOLE                         14225.477
Vanguard Windsor Fund II       MUT              922018205      259 9551.735 SH       SOLE                          9551.735
mfusagthx                      MUT                             360 10449.734SH       SOLE                         10449.734